Income Taxes	12 Months Ended
Aug. 31, 2021
Income Taxes [Abstract]
Income Taxes
25.	INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax liability consists of the following:

	2021 $	2020 $
Deferred tax assets	2	1
Deferred tax liabilities	(1,998)	(1,968)

Net deferred tax liability	(1,996)	(1,967)

Significant changes recognized to deferred income tax assets (liabilities) are as follows:

	Property, plant and equipment and software assets $	Broadcast rights, licences, customer relationships, trademark and brands $	Partnership income $	Non- capital loss carry- forwards $	Accrued charges $	Capital Loss Carry- Forwards $	Total $
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	–	(1,871)
Recognized in statement of income	(51)	(10)	21	13	(32)	–	(59)

Effect of IFRS 16 adoption	(4)	–	–	–	4	–	–

Effect of IFRIC 23 adoption	(40)	2	–	–	–	–	(38)
Recognized in other comprehensive income	–	–	–	–	1	–	1

Balance at August 31, 2020	(394)	(1,634)	(11)	106	(34)	–	(1,967)
Recognized in statement of income	(18)	(16)	(62)	56	21	3	(16)
Recognized in other comprehensive income	–	–	–	–	(13)	–	(13)

Balance at August 31, 2021	(412)	(1,650)	(73)	162	(26)	3	(1,996)

The Company has capital loss carryforwards of approximately $27 for which no deferred income tax asset has been recognized in the accounts. These capital losses ca
n
 be carried forward indefinitely.
The Company has taxable temporary differences associated with its investment in its subsidiaries. No deferred tax liabilities have been provided with respect to such temporary differences as the Company is able to control the timing of the reversal and such reversal is not probable in the foreseeable future.
The income tax expense differs from the amount computed by applying the statutory rates to income before income taxes for the following reasons:

	2021	2020
Current statutory income tax rate	25.5%	26.3%

Income tax expense at current statutory rates	263	228
Net increase (decrease) in taxes resulting from:
Recognition of previously unrecognized tax losses	(81)	(22)
Revision to liabilities for uncertain tax positions	(125)	–
Other	(11)	(27)

Income tax expense	46	179

The statutory income tax rate for the Company decreased from 26.3% in 2020 to 25.5% in 2021 as a result of provincial tax rate changes.
The components of income tax expense are as follows:

	2021 $	2020 $
Current income tax expense	155	120
Current tax recovery from revision to liabilities for uncertain tax positions	(125)	–
Deferred tax expense related to temporary differences	97	81
Deferred tax recovery from the recognition of previously unrecognized tax losses	(81)	(22)

Income tax expense	46	179